Income Taxes - Reconciliation of the beginning and ending amount of unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of the Company's beginning and ending amount of unrecognized tax benefits
Balance at the beginning of the period	$ 279	$ 280
Additions based on tax positions related to the current year	23	18
Additions for tax positions of prior years	12	10
Reductions for tax positions of prior years	(5)	(24)
Settlements	(5)	0
Business combinations	0	1
Lapse of statute of limitations	(5)	(6)
Foreign currency translation, increase	0	0
Balance at the end of the period	$ 299	$ 279